Personnel expenses (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Personnel Expenses [Line Items]
Salaries and variable compensation	$ 3,364	$ 3,356	$ 3,316	$ 6,720	$ 7,001
of which: variable compensation - financial advisors	1,110	1,111	1,122	2,222	2,342
Contractors	24	27	30	50	58
Social security	176	220	164	396	392
Post-employment benefit plans	139	174	137	313	320
Other personnel expenses	144	122	116	266	225
Total personnel expenses	$ 3,847	$ 3,898	$ 3,762	$ 7,745	$ 7,996